Related Party Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Notes Payable [Text Block]
6.     Related Party Notes Payable

Related Party BSC Convertible Notes Payable

In October 2009, the Company entered into a convertible note payable arrangement with BSC. During October, November and December 2009, the Company borrowed an aggregate of $3,500,000 from BSC under this arrangement pursuant to three convertible notes payable (the “BSC Notes”). These borrowings accrued interest at 10% per year and were scheduled to mature on the second anniversary of the date on which the funds were advanced.  Effective February 2, 2012, the Company entered into a loan modification with BSC (also see Note 5) pursuant to which (i) interest accrued under each of the BSC Notes as of February 2, 2012 was added to the principal balance of the note, (ii) beginning February 2, 2012, the interest rate of each of the BSC Notes was reduced from 10% per year to 0%, and (iii) the maturity date of each of the BSC Notes was extended by three years (until October through December 2014).  As of February 2, 2012, the outstanding aggregate loan balance, including principal and interest, owed to BSC was $4,338,601.  Pursuant to ASC 470-60, Troubled Debt Restructurings by Debtors, the loan modification was considered a “Troubled Debt Restructuring.” However, because the total future cash payments required under the new terms of the BSC Notes were not reduced from what was owed at the time of the loan modification, no gain was recorded under Troubled Debt Restructuring accounting.

The Company will be required to prepay all or a portion of the BSC Notes upon the consummation of any future “qualified financing,” which is defined as any equity financing in which shares of the Company’s preferred stock are issued  in exchange for cash proceeds. Upon consummation of a qualified financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson, or any of their respective subsidiaries or affiliates, up to 100% of the cash proceeds from such qualified financing must be used to prepay the outstanding balance of the BSC Notes. Upon consummation of a qualified financing from any other investor, up to 25% of the cash proceeds from such qualified financing must be applied by the Company to prepay the outstanding balance of the BSC Notes. The Company has not conducted a qualified financing since entering into the loan arrangement with BSC under which the Company issued the BSC Notes. The Company can prepay the BSC Notes at any time. Each of the BSC Notes is convertible, at the option of the holder, at any time prior to the earlier of the maturity date or the consummation of a qualified initial public offering (which is defined as a bona fide first underwritten public offering of the Company’s common stock on a firm commitment basis in which the aggregate gross proceeds received by the Company at the public offering price equals or exceeds $20,000,000), into one share of the Company’s  preferred stock at a conversion price equal to the lower of $8.00 per share or the price per share paid by investors in a future qualified financing  conducted  by the Company.  In the event BSC elected to convert the BSC Notes into shares of preferred stock other than in the context of a qualified financing, each such share of preferred stock would initially be convertible into one share of the Company’s common stock. The BSC Notes are secured by a first priority security interest in all of the Company’s assets.

The Company analyzed the terms of the conversion feature of the BSC Notes under ASC Topic 815, Derivatives and Hedging, and determined, based upon the conversion price reset provision, that the conversion feature should be accounted for as a derivative liability (see Note 2, Summary of Significant Accounting Policies – Fair Value Measurements). Under this guidance the conversion feature was initially measured at fair value upon the issuance of the BSC Notes and has been adjusted to the current fair value at the end of each reporting period. Changes in fair value are recorded in other income (expense) in the related statements of operations. The Company calculated the fair value of this derivative liability utilizing the Black-Scholes pricing model. The assumptions used in calculating the fair value of the derivative liability using this model were as follows:

	September 30, 2012	December 31, 2011
Dividend yield	0%	0%
Expected volatility	42.47%	46.58%
Risk free interest rate	0.27%	0.25%
Expected remaining term (years)	2.1	0.15
Common stock price	$2.12	$0.60

The Company recognized a loss in its statements of operations of $7,439 during the three and nine months ended September 30, 2012 as the fair value of the derivative liability was $7,439 at September 30, 2012, and nil at December 31, 2011. The fair value of the derivative liability was measured using Level 2 inputs at September 30, 2012 and Level 3 inputs for all reporting periods prior to 2012.

Related Party 2011 Unsecured Convertible Notes Payable

In June through September 2011, the Company issued unsecured convertible notes (the “Summer 2011 Notes”) in the aggregate amount of $1,310,000 to six non-employee directors of the Company. The note holders also received warrants to purchase 1,310,000 shares of the Company’s common stock in the aggregate. The Summer 2011 Notes had two-year maturities and accrued interest at 15% per year. The warrants were fully vested upon issuance, have a term of two years, and have an exercise price of $0.01 per share. The original terms of the Summer 2011 Notes provided for automatic conversion of the notes into shares of the Company’s common stock upon consummation of an initial public offering of shares of the Company’s common stock, based on a conversion price equal to 60% of the public offering price. In addition, the original terms of the Summer 2011 Notes provided for optional conversion of the notes, at the election of the note holder, upon consummation of a reverse merger of the Company into a public shell company, based on a conversion price equal to 60% of the fair market value of the Company’s common stock at the time of the merger. The Summer 2011 Notes were amended in December 2011 to provide for automatic conversion of the principal and all accrued interest into shares of the Company’s common stock upon the effectiveness of a Form 10 filed by the Company with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the Summer 2011 Notes, representing an aggregate of $1,425,865 in principal and accrued interest, were converted into 2,376,447 shares of the Company’s common stock.  In conjunction with the conversion of the Summer 2011 Notes, the Company applied the guidance in ASC 470-20, Debt with Conversion and Other Options (“ASC 470-20”), and wrote-off the unamortized discount of $405,602 associated with the relative fair value of the warrants, which were issued with the Summer 2011 Notes, against additional paid-in capital.

The table below summarizes related party notes payable at:

	September 30, 2012	December 31, 2011

BSC Notes - principal	$4,338,601	$3,500,000
Summer 2011 Notes - principal	-	1,310,000
Total related party notes payable - principal	4,338,601	4,810,000
BSC Notes - unamortized discount	-	-
Summer 2011 Notes - unamortized discount	-	(432,706)
Total related party notes payable - unamortized discount	-	(432,706)
BSC Notes - net	4,338,601	3,500,000
Summer 2011 Notes - net	-	877,294
Total related party notes payable - net	$4,338,601	$4,377,294

6. Related Party Notes Payable

Related Party BSC Convertible Notes Payable

In October 2009, the Company entered into a convertible note payable arrangement with BSC. During October, November and December of 2009, the Company borrowed an aggregate of $3,500,000 from BSC under this arrangement. These borrowings accrued interest at 10% per year and were scheduled to mature on the second anniversary of the date on which the funds were advanced. At December 31, 2011 BSC had extended the due dates of the notes to January 16, 2012 (see Note 13 for subsequent modification of the terms of the BSC Notes).

The Company will be required to prepay all or a portion of the convertible notes payable (the “BSC Notes”) upon the consummation of any qualified financing, which is defined as any equity financing in which shares of the Company’s preferred stock are issued in exchange for cash proceeds. Upon consummation of a qualified financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson, or any of their respective subsidiaries or affiliates, up to 100% of the cash proceeds from such qualified financing must be used to prepay the outstanding principal and accrued interest of the BSC Notes. Upon consummation of a qualified financing from any other investor, up to 25% of the cash proceeds from such qualified financing must be applied by the Company to prepay the outstanding principal and accrued interest of the BSC Notes. The Company has not conducted a qualified financing since entering into the agreement related to the BSC Notes. The Company can prepay the BSC Notes at any time. The principal and interest outstanding on each of the BSC Notes is convertible, at the option of the holder, at any time prior to the earlier of the maturity date or the consummation of a qualified initial public offering (a bona fide first underwritten public offering of the Company’s common stock on a firm commitment basis in which the aggregate gross proceeds received by the Company at the public offering price equals or exceeds $20,000,000) into one share of the Company’s preferred stock at a conversion price equal to the lower of $8.00 per share, or the price per share paid by investors in a future preferred stock financing conducted by the Company prior to the qualified public offering. The terms of the preferred stock into which BSC may elect to convert the BSC Notes, other than in the context of a qualified financing, must be agreed upon between the Company and BSC. The BSC Notes are secured by a first priority security interest in all of the Company’s assets.

The Company analyzed the terms of the conversion feature of the BSC Notes under ASC Topic 815 and determined, based upon the conversion price reset provision that the conversion feature should be accounted for as a derivative liability (see Note 2, Fair Value Measurements). Under this guidance the conversion feature was initially measured at fair value upon the issuance of the BSC Notes and will be adjusted to the current fair value at the end of each reporting period. Changes in fair value will be recorded as other income (expense) in the related statement of operations. The Company calculated the fair value of this derivative liability utilizing the Black-Scholes pricing model. The assumptions used in calculating the fair value of the derivative liability using this model as of the transaction date and December 31, 2011 and 2010 were as follows:

	December 31,		Transaction
	2011	2010	Date
Dividend yield	0%	0%	0%
Expected volatility	46.58%	44.84%	38.28%
Risk free interest rate	0.25%	0.61%	1.14%
Expected remaining term (years)	0.15	0.75	2
Common stock price	$0.60	$1.80	$9.64

There was no adjustment of the derivative liability of $1,227,500 at December 31, 2009 because the change in its fair value from the transaction date was insignificant. At December 31, 2011 and 2010, the fair value of the derivative liability was $0 (using Level 3 Inputs). Accordingly, the $1,227,500 decrease in fair value during the year ended December 31, 2010 was recorded as a gain in the 2010 statement of operations.

The proceeds from the transaction were allocated as follows:

Financial Instrument:
Related party convertible notes payable	$2,272,500
Derivative liability	1,227,500
$3,500,000

The discount on the BSC Notes was amortized through charges to interest expense based upon the effective interest method through the date of maturity. The unamortized discount at December 31, 2011 and 2010 was $0 and $653,236, respectively.

Related Party 2011 Unsecured Convertible Notes Payable

In June through September 2011, the Company issued unsecured convertible notes (the “Summer 2011 Notes”) in the aggregate amount of $1,310,000 to six non-employee directors of the Company. The note holders also received warrants to purchase 1,310,000 shares of the Company’s common stock in the aggregate. The Summer 2011 Notes mature June through September 2013, unless earlier converted, and accrue interest at 15% per year. The warrants vest immediately, have a term of five years, and have an exercise price of $0.01 per share. The original terms of the Summer 2011 Notes provide for automatic conversion of the notes into shares of the Company’s common stock upon consummation of an initial public offering of shares of the Company’s common stock, based on a conversion price equal to 60% of the public offering price. In addition, the original terms of the Summer 2011 Notes provide for optional conversion of the notes, at the election of the note holder, upon consummation of a reverse merger of the Company into a public shell company, based on a conversion price equal to 60% of the fair market value of the Company’s common stock at the time of the merger. To the extent not previously converted, the original terms of the Summer 2011 Notes provide for automatic conversion of the notes in the event the Company completes a reverse merger transaction with a public shell company and thereafter closes an equity financing that results in gross proceeds of at least $5,000,000, based on a conversion price equal to 60% of the price paid by investors in the equity financing. The Summer 2011 Notes were amended in December 2011 to provide that the principal and all accrued interest under the notes will automatically convert into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. The Company filed a Form 10 registration statement with the SEC in December 2011, and the Company expects that its Form 10 registration statement will be effective on February 27, 2012. At that time, the Summer 2011 Notes will convert into shares of the Company’s common stock.

The Company analyzed the terms of the warrants based on the provisions of ASC Topic 480 and determined that they qualified for equity accounting. Under guidance in ASC 470, the Company allocated the $1,310,000 in proceeds proportionately between the Summer 2011 Notes and the common stock warrants issued to the note holders based on their relative fair values. The relative fair value of the common stock warrants, $486,102, was recorded as additional paid in capital. The Summer 2011 Notes were recorded at the principal amount of $1,310,000 less a discount of $486,102. This discount is being amortized to interest expense over the term of the Summer 2011 Notes using the effective interest method. The fair value of the Summer 2011 Notes was estimated based on an assumed market interest rate for notes of similar terms and risk. The fair value of the $0.01 common stock warrants was determined using the Black-Scholes pricing model. The assumptions used in calculating the fair value of the warrants were a dividend yield of 0%, expected volatility of approximately 43%, risk free interest rates between 0.21% and 0.45%, an expected term of 2 years, and a $0.60 per share price of the Company’s common stock. The Company determined the fair value of its common stock to be $0.60 per share at each of the dates the warrants were issued.